Estimated Acquisition Date Fair Value of the Consideration Transferred (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose)	Oct. 24, 2012 SOI Holdings Inc
Business Acquisition [Line Items]
Cash paid to equity holders	$ 201,271	$ 198,171
Receivable from equity holders		(1,893)
Cash and cash equivalents acquired	(6,273)	(504)
Total	$ 194,998	$ 195,774